United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 12/31/2007

Check here if Amendment[x];Amendment Number:1
This Amendment(Check one):    [x]is a restatement.
                              [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Baldwin Investment Management
Address: 100 Four Falls Corp Center, Suite 202
         West Conshohocken, PA 19403

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Singing this Report on Behalf of Reporting Manager:

Name: Peter Havens
Title: Chairman
Phone: 610-260-0453

Signature, Place, and Date of Signing:

Peter H Havens         West Conshohocken, PA       02/08/08
    Signature              City, State              Date

Restated due to CUSIP formatting issues.

Report Type (Check only one):

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported on this report.)
[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 136
Form 13F Information Table Value Total: 242,007
                                       (thousands)
List of Other Included Managers: None

FORM 13F INFORMATION TABLE
                                                            VALUE  SHARES/ SH/PUT/INVSTMT   OTHER  VOTING AUTHORITY
          NAME OF ISSUER          TITLE OF CLASS   CUSIP   (X$1000)PRN AMT PRNCALLDSCRETN MANAGERS    SOLE   SHARED NONE
-------------------------         -------------  --------  ------- ------- -- --- ------  -------  ----      -----  ---

Bunge Limited                     Equities       G16962105    1,653  14,200SH     SOLE                 14,200
Frontline Ltd                     Equities       G3682E127      240   5,000SH     SOLE                  5,000
Garmin Ltd                        Equities       G37260109      437   4,500SH     SOLE                  4,500
Noble Drilling Corp               Equities       G65422100      904  16,000SH     SOLE                 16,000
UTI Worldwide Inc                 Equities       G87210103      470  24,000SH     SOLE                 24,000
Transocean Inc                    Equities       G90073100      280   1,955SH     SOLE                  1,955
AES Corp                          Equities       00130H105      430  20,100SH     SOLE                 20,100
AT&T Inc                          Equities       00206R102      530  12,746SH     SOLE                 12,746
Adobe Systems Inc                 Equities       00724f101      557  13,025SH     SOLE                 13,025
Allegheny Tech Inc New            Equities       01741R102      242   2,800SH     SOLE                  2,800
America Movil Sa L Adr            Sponsored ADR  02364W105      769  12,525SH     SOLE                 12,525
American Capital Strategies       Equities       024937104      214   6,500SH     SOLE                  6,500
American Express Co               Equities       025816109      321   6,180SH     SOLE                  6,180
American International Group I    Equities       026874107      737  12,650SH     SOLE                 12,650
Apache Corp                       Equities       037411105    1,044   9,704SH     SOLE                  9,704
Apple Computer Inc                Equities       037833100    1,650   8,330SH     SOLE                  8,330
Archer-Daniels-Midland Co         Equities       039483102      598  12,875SH     SOLE                 12,875
Autodesk Inc                      Equities       052769106      622  12,500SH     SOLE                 12,500
Autoliv Inc                       Equities       052800109      420   7,975SH     SOLE                  7,975
AXA ADS                           Sponsored ADR  054536107      429  10,802SH     SOLE                 10,802
Berkshire Hathaway Cl A           Equities       084670108  147,547   1,042SH     SOLE                  1,042
Berkshire Hathaway Cl B           Equities       084670207    1,800     380SH     SOLE                    380
Best Buy Co Inc                   Equities       086516101      716  13,592SH     SOLE                 13,592
CHC Helicopter Corp               Equities       12541C203      255  10,000SH     SOLE                 10,000
CH Robinson Worldwide Inc         Equities       12541W209      671  12,400SH     SOLE                 12,400
CNOOC Ltd                         Sponsored ADR   126132109     406   2,427SH     SOLE                  2,427
CVS Corp                          Equities        126650100     710  17,850SH     SOLE                 17,850
Carnival Corp                     Paired CTF      143658300     309   6,950SH     SOLE                  6,950
Caterpillar Inc                   Equities        149123101     410   5,650SH     SOLE                  5,650
Celgene Corp                      Equities        151020104     602  13,025SH     SOLE                 13,025
Cemex Sa Adr                      Sponsored ADR   151290889     328  12,695SH     SOLE                 12,695
ChevronTexaco Corp.               Equities        166764100     990  10,612SH     SOLE                 10,612
Chicago Bridge & Iron             NY Registry SH  167250109     559   9,250SH     SOLE                  9,250
Cisco Systems Inc                 Equities       17275R102    1,460  53,920SH     SOLE                 53,920
Citigroup Inc                     Equities        172967101     345  11,713SH     SOLE                 11,713
Citrix Systems Inc                Equities        177376100     422  11,105SH     SOLE                 11,105
Clorox Co                         Equities        189054109     411   6,300SH     SOLE                  6,300
Coach Inc                         Equities        189754104   1,053  34,450SH     SOLE                 34,450
Companhia Vale Do ADR             Sponsored ADR   204412209     626  19,173SH     SOLE                 19,173
ConocoPhillips                    Equities       20825C104      629   7,125SH     SOLE                  7,125
Constellation Brands Inc          Equities       21036P108      303  12,800SH     SOLE                 12,800
Corning Inc                       Equities        219350105     673  28,074SH     SOLE                 28,074
Danaher Corp                      Equities        235851102   1,121  12,775SH     SOLE                 12,775
Devon Energy Corp                 Equities       25179M103      467   5,248SH     SOLE                  5,248
Diamonds Trust                    Unit Trusts     252787106     245   1,850SH     SOLE                  1,850
Walt Disney Co                    Equities        254687106     233   7,214SH     SOLE                  7,214
Dominion Resources Inc            Equities       25746U109      764  16,100SH     SOLE                 16,100
Duke Energy Corp.                 Equities       26441C105      244  12,120SH     SOLE                 12,120
EMC Corp                          Equities        268648102     470  25,361SH     SOLE                 25,361
Ensco International Inc           Equities       26874Q100      715  12,000SH     SOLE                 12,000
Electronic Arts Inc               Equities        285512109     321   5,500SH     SOLE                  5,500
Emerson Electric Co               Equities        291011104     479   8,450SH     SOLE                  8,450
Enterprise Products Partners      Unit Ltd Partn  293792107   1,175  36,850SH     SOLE                 36,850
Exelon Corporation                Equities       30161N101      380   4,650SH     SOLE                  4,650
Exxon Mobil Corporation           Equities       30231G102    2,537  27,075SH     SOLE                 27,075
FedEx Corp                        Equities       31428X106      825   9,250SH     SOLE                  9,250
Fluor Corp                        Equities        343412102     219   1,500SH     SOLE                  1,500
Gamestop Corp Cl A New            Equities       36467W109      227   3,648SH     SOLE                  3,648
General Electric Co               Equities        369604103   1,745  47,060SH     SOLE                 47,060
Gilead Sciences Inc               Equities        375558103   1,146  24,900SH     SOLE                 24,900
GlaxoSmithkline Plc               Sponsored ADR  37733W105      262   5,197SH     SOLE                  5,197
Goldman Sachs Group Inc           Equities       38141G104    1,249   5,810SH     SOLE                  5,810
Grupo Televisa SA DE CV SPON A    Sp ADR Rep Ord 40049J206      418  17,597SH     SOLE                 17,597
HSBC Holdings PLC Spon ADR        Sponsored ADR   404280406     430   5,131SH     SOLE                  5,131
Hewlett-Packard Co                Equities        428236103     424   8,398SH     SOLE                  8,398
Holly Corp                        Equities        435758305     254   5,000SH     SOLE                  5,000
Honeywell International Inc       Equities        438516106     285   4,625SH     SOLE                  4,625
Huaneng Power International In    Sponsored ADR   443304100     265   6,421SH     SOLE                  6,421
Icici Bank Ltd Adr                Sponsored ADR  45104G104      933  15,177SH     SOLE                 15,177
Infosys Technologies Ltd          Sponsored ADR   456788108     478  10,532SH     SOLE                 10,532
Intel Corp                        Equities        458140100     593  22,250SH     SOLE                 22,250
International Business Machine    Equities        459200101     640   5,925SH     SOLE                  5,925
iShares MSCI Emerging Markets     Unit Trusts     464287234     543   3,615SH     SOLE                  3,615
iShares MSCI EAFE Index Fund      Unit Trusts     464287465     506   6,450SH     SOLE                  6,450
iShares S&P Smallcap 600          Unit Trusts     464287804   1,289  19,830SH     SOLE                 19,830
IShares Trust DJ Total Market     Unit Trusts     464287846     322   4,500SH     SOLE                  4,500
J.P. Morgan Chase & Co            Equities       46625H100      959  21,972SH     SOLE                 21,972
Johnson & Johnson                 Equities        478160104   1,452  21,775SH     SOLE                 21,775
KLA-Tencor Corp                   Equities        482480100     565  11,725SH     SOLE                 11,725
Kinder Morgan Energy Partners     Unit Ltd Partn  494550106     254   4,700SH     SOLE                  4,700
L-3 Communications Holdings In    Equities        502424104   1,298  12,250SH     SOLE                 12,250
Lehman Bros. Holdings Inc         Equities        524908100     803  12,275SH     SOLE                 12,275
MEMC Electronic Materials         Equities        552715104   1,279  14,450SH     SOLE                 14,450
Medtronic Inc                     Equities        585055106     674  13,410SH     SOLE                 13,410
Metlife Inc                       Equities       59156R108    1,126  18,275SH     SOLE                 18,275
Microsoft Corp.                   Equities        594918104     981  27,549SH     SOLE                 27,549
S&P Midcap 400 SPDRs              Unit Trusts     595635103     318   2,050SH     SOLE                  2,050
Monsanto Co                       Equities       61166w101      447   4,000SH     SOLE                  4,000
Morgan Stanley & Co               Equities        617446448     312   5,871SH     SOLE                  5,871
Nike Inc                          Equities        654106103     284   4,425SH     SOLE                  4,425
Nobel Learning Communities Inc    Equities        654889104     226  15,630SH     SOLE                 15,630
Nokia Corporation                 Sponsored ADR   654902204   1,132  29,482SH     SOLE                 29,482
Noble Energy Inc                  Equities        655044105     712   8,950SH     SOLE                  8,950
Norfolk Southern Corp             Equities        655844108     261   5,171SH     SOLE                  5,171
Northern Trust Corp               Equities        665859104   1,131  14,775SH     SOLE                 14,775
Oneok Partners LP                 Unit Ltd Partn 68268N103      674  11,000SH     SOLE                 11,000
Oracle Corp                       Equities       68389X105      323  14,300SH     SOLE                 14,300
Peabody Energy Corp               Equities        704549104     308   5,000SH     SOLE                  5,000
Pepsico Inc.                      Equities        713448108     935  12,325SH     SOLE                 12,325
Petroleo Brasileiro Adr           Sponsored ADR  71654V408    1,014   8,803SH     SOLE                  8,803
Petroleum Development Corp        Equities        716578109     887  15,000SH     SOLE                 15,000
Plains All American Pipeline L    Unit Ltd Partn  726503105     296   5,700SH     SOLE                  5,700
Plains Exploration & Productio    Equities        726505100     659  12,200SH     SOLE                 12,200
Powershs Water Resources Ptf      Unit Trusts    73935X575      274  12,800SH     SOLE                 12,800
Praxair Inc                       Equities       74005P104    2,149  24,225SH     SOLE                 24,225
Precision Castparts Corp          Equities        740189105     752   5,425SH     SOLE                  5,425
Procter & Gamble Co.              Equities        742718109   1,323  18,025SH     SOLE                 18,025
Qualcomm Inc                      Equities        747525103     795  20,200SH     SOLE                 20,200
RyanAir Holdings PLC              Sponsored ADR   783513104     210   5,333SH     SOLE                  5,333
S&P DEP Receipts                  Unit Trusts    78462F103    1,740  11,901SH     SOLE                 11,901
Schlumberger Ltd                  Equities        806857108   1,970  20,028SH     SOLE                 20,028
Consumer Staples Sector SPDR F    Unit Trusts    81369Y308      228   7,900SH     SOLE                  7,900
Starbucks Corp                    Equities        855244109     815  39,825SH     SOLE                 39,825
Streetracks Gold TRUST            Unit Trusts     863307104     247   3,000SH     SOLE                  3,000
Symantec Corp                     Equities        871503108     332  20,600SH     SOLE                 20,600
Taiwan Semiconductor MFG Co LT    Sponsored ADR   874039100     257  25,803SH     SOLE                 25,803
Take Two Interactive Software     Equities        874054109     277  15,000SH     SOLE                 15,000
Target Corporation                Equities       87612E106      915  18,300SH     SOLE                 18,300
Tata Motors LTD                   Sponsored ADR   876568502     411  21,788SH     SOLE                 21,788
Telefonos de Mexico S A SPON A    ADR ord L       879403780     728  19,750SH     SOLE                 19,750
Teva Pharmaceutical Ind           Sponsored ADR   881624209   1,465  31,519SH     SOLE                 31,519
Texas Instruments, Inc.           Equities        882508104     697  20,870SH     SOLE                 20,870
Textron Incorporated              Equities        883203101     674   9,450SH     SOLE                  9,450
Thermo Fisher Scientific          Equities        883556102     509   8,825SH     SOLE                  8,825
Thoratec Corp                     Equities        885175307     789  43,350SH     SOLE                 43,350
3M Company                        Equities       88579Y101      885  10,500SH     SOLE                 10,500
Unibanco-Uniao de Bancos Brasi    GDR REPPFD     90458E107    1,114   7,979SH     SOLE                  7,979
Valero Energy Corp                Equities       91913Y100    1,625  23,200SH     SOLE                 23,200
Varian Medical Systems Inc        Equities       92220P105    1,041  19,950SH     SOLE                 19,950
Verizon Communications            Equities       92343V104      300   6,877SH     SOLE                  6,877
Vodafone Group PLC                Sponsored ADR  92857W209    1,092  29,263SH     SOLE                 29,263
WellPoint, Inc.                   Equities       94973V107    1,392  15,863SH     SOLE                 15,863
Wells Fargo & Co.                 Equities        949746101     753  24,950SH     SOLE                 24,950
Williams Companies Inc.           Equities        969457100     460  12,850SH     SOLE                 12,850
Windstream Corp                   Equities       97381W104      168  12,925SH     SOLE                 12,925
Wm Wrigley Jr Co                  Equities        982526105     334   5,706SH     SOLE                  5,706
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